ENDORSEMENT OF NOTE RECEIVABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
ENDORSEMENT OF NOTE RECEIVABLES
Endorsed Bank Acceptance Bill	$ 46,162	$ 42,559